Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
		Carrying value and Fair value

		Total	Level 1	Level 2	Level 3
At December 31, 2015		$'M	$'M	$'M	$'M
		____________	___________	___________	___________
Financial assets:
Available-for-sale securities(1)		17.2	17.2	-	-
Contingent consideration receivable (2)		13.8	-	-	13.8
Foreign exchange contracts		1.9	-	1.9	-

Financial liabilities:
Foreign exchange contracts		11.5	-	11.5	-
Contingent consideration payable(3)		475.9	-	-	475.9
		____________	___________	___________	___________

		Total	Level 1	Level 2	Level 3
At December 31, 2014		$'M	$'M	$'M	$'M
		____________	___________	___________	___________
Financial assets:
Available-for-sale securities(1)		13.1	13.1	-	-
Contingent consideration receivable (2)		15.9	-	-	15.9
Foreign exchange contracts		12.6	-	12.6	-

Financial liabilities:
Foreign exchange contracts		7.8	-	7.8	-
Contingent consideration payable(3)	1	629.9	-	-	629.9
		____________	___________	___________	___________

  Available-for-sale securities are included within Investments in the consolidated balance sheet.

(2)       Contingent consideration receivable is included within Prepaid expenses and other current assets and Other non-current assets in the consolidated balance sheet.

(3)       Contingent consideration payable is included within Other current liabilities and Other non-current liabilities in the consolidated balance sheet.

Assets Measured at Fair Value on a Recurring Basis Using Significant Unobervable Inputs (Level 3)
Contingent consideration receivable
	2015	2014
	$'M	$'M
	____________	____________

Balance at January 1,	15.9	36.1
Initial recognition of contingent consideration receivable	-	33.6
Loss recognized in the income statement (within discontinued operations) due to change in fair value during the period	-	(33.6)
Gain/(loss) recognized in the income statement (within Gain on sale of product rights) due to change in fair value during the period	13.6	(2.9)
Reclassification of amounts to Other receivables within Other current assets	(17.8)	(20.2)
Amounts recorded to other comprehensive income (within foreign currency translation adjustments)	2.1	2.9

Balance at December 31,	13.8	15.9

Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobervable Inputs (Level 3)
Contingent consideration payable
	2015	2014
	$'M	$'M
	____________	____________

Balance at January 1,	629.9	405.9
Initial recognition of contingent consideration payable	92.8	226.7
Change in fair value during the period with the corresponding adjustment recognized (within Integration and acquisition costs) in the income statement	(149.9)	14.7
Reclassification of amounts to Other current liabilities	(100.8)	(15.1)
Change in fair value during the period with corresponding adjustment to the associated intangible asset	1.4	2.7
Amounts recorded to other comprehensive income (within foreign currency translation adjustments)	2.5	(5.0)

Balance at December 31,	475.9	629.9

Fair Value Inputs, Assets Quantitative Information Table
Financial assets:	Fair Value at the Measurement Date

At December 31, 2015	Fair value	Valuation Technique	Significant unobservable Inputs	Range
$'M
	____________	___________	___________	___________
Contingent consideration receivable ("CCR")	13.8	Income approach (probability weighted discounted cash flow)	• Probability weightings applied to different sales scenarios • Future forecast consideration receivable based on contractual terms with purchaser • Assumed market participant discount rate	• 10 to 70% • $0 to $25 million • 8.4%
	____________	____________	____________	____________

Fair Value at the Measurement Date

At December 31, 2015	Fair value	Valuation Technique	Significant unobservable Inputs	Range
$'M
	____________	___________	___________	___________
IPR&D intangible assets (SHP625 and SHP608)	$nil	Income approach (discounted cash flow)	• Probability of regulatory approval being obtained • Expected commercial launch date • Assumed market participant discount rate	• 5 to 33% • 2020 to 2021 • 9.1 to 10.7%
	____________	____________	____________	____________

Fair Value Inputs, Liabilities Quantitative Information Table
Financial liabilities:	Fair Value at the Measurement Date

At December 31, 2015	Fair value	Valuation Technique	Significant unobservable Inputs	Range
$'M
	____________	___________	___________	___________
Contingent consideration payable	475.9	Income approach (probability weighted discounted cash flow)	• Cumulative probability of milestones being achieved • Assumed market participant discount rate • Periods in which milestones are expected to be achieved • Forecast quarterly royalties payable on net sales of relevant products	• 4 to 90% • 1.2 to 12.4% • 2016 to 2030 • $2.1 to $6.6 million
	____________	____________	____________	____________